Inventories (Summary of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Inventory Disclosure [Abstract]
Finished products	¥ 399,850	¥ 448,273
Work in process	140,718	130,383
Raw materials, purchased components and supplies	100,267	104,490
Inventories	¥ 640,835	¥ 683,146